STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional U.S. Government Money Market Fund

Service Class (GVSXX)

State Street Institutional Treasury Money Market Fund

Service Class (TYSXX)

State Street Institutional Treasury Plus Money Market Fund

Service Class (TPSXX)

(Each a “Fund”, and collectively the “Funds”)

SUPPLEMENT DATED JULY 25, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund no longer offer Service Class Shares.

Accordingly, the State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund are no longer offered for purchase through this Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

072519SSIITSUP5